TAXES ON INCOME (Schedule of Deferred Tax Liabilities and Assets) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Deferred taxes:
Carryforward losses	$ 14,188	$ 12,859
Research and development expenses	492	547
Provision for bad debt	16
Accrued severance pay	19	46
Accrued vacation pay	22	28
Deferred tax assets before valuation allowance	14,737	13,480
Deferred tax liability :
Intangible assets	(894)	(1,377)
Deferred revenues	(87)	(62)
Deferred tax liabilities before valuation allowance	(981)	(1,439)
Net deferred tax assets before valuation allowance	13,756	12,041
Valuation allowance	(13,756)	(12,041)
Net deferred tax assets